Calvert
International Opportunities Fund
December 31, 2023
Schedule of Investments (Unaudited)

Common Stocks — 94.5%

Security	Shares	Value
Australia — 8.4%
Bapcor, Ltd.(1)	873,738	$ 3,299,198
BlueScope Steel, Ltd.	116,107	1,851,032
CAR Group, Ltd.	348,777	7,391,032
Data#3, Ltd.	915,431	5,265,229
Dexus	611,577	3,196,191
Dicker Data, Ltd.(1)	547,872	4,465,578
EBOS Group, Ltd.	186,181	4,175,516
Steadfast Group, Ltd.	1,191,407	4,732,170
		$34,375,946
Austria — 0.8%
BAWAG Group AG(2)	61,034	$3,229,988
		$3,229,988
Belgium — 3.1%
Azelis Group NV	251,638	$6,178,129
KBC Group NV	55,603	3,608,598
VGP NV(1)	23,120	2,678,963
		$12,465,690
Canada — 2.9%
Agnico Eagle Mines, Ltd.	32,126	$1,761,408
ATS Corp.(3)	114,543	4,936,833
Descartes Systems Group, Inc. (The)(1)(3)	25,845	2,171,484
TMX Group, Ltd.	124,815	3,018,996
		$11,888,721
China — 0.3%
China Overseas Property Holdings, Ltd.	1,818,725	$1,364,881
		$1,364,881
France — 1.5%
IPSOS S.A.	94,887	$5,957,777
		$5,957,777
Germany — 2.7%
Encavis AG(3)	105,206	$1,809,628
Jenoptik AG	127,986	4,014,029
LEG Immobilien SE(3)	30,195	2,642,351
Sartorius AG, PFC Shares	6,513	2,391,709
		$10,857,717
Ireland — 0.6%
Kerry Group PLC, Class A	27,403	$2,378,561
		$2,378,561
Italy — 6.3%
Amplifon SpA(1)	135,817	$4,706,144
BFF Bank SpA(2)	515,218	5,877,934
DiaSorin SpA(1)	31,810	3,278,455
Security	Shares	Value
Italy (continued)
FinecoBank Banca Fineco SpA	229,497	$ 3,452,590
MARR SpA	282,940	3,590,656
Moncler SpA	74,301	4,574,664
		$ 25,480,443
Japan — 26.6%
As One Corp.	85,922	$ 3,403,984
Asahi Intecc Co., Ltd.(1)	263,360	5,340,643
Azbil Corp.	97,834	3,226,768
BayCurrent Consulting, Inc.	150,378	5,264,131
Chiba Bank, Ltd. (The)	720,866	5,193,558
Cosmos Pharmaceutical Corp.	57,811	6,671,944
Daiseki Co., Ltd.	96,148	2,664,019
Dip Corp.	187,004	4,251,361
Fukuoka Financial Group, Inc.	220,646	5,189,891
Goldwin, Inc.	45,446	3,258,417
Hoshizaki Corp.	105,138	3,840,726
JMDC, Inc.	36,377	1,097,091
Kose Corp.	37,612	2,811,317
LaSalle Logiport REIT	3,662	3,942,998
Lion Corp.	218,900	2,030,056
Mitsubishi Research Institute, Inc.	102,676	3,365,127
Mitsui Fudosan Logistics Park, Inc.	1,219	3,951,338
Miura Co., Ltd.	149,234	2,963,182
Nihon M&A Center Holdings, Inc.	301,172	1,657,346
NOF Corp.	87,436	4,337,581
Riken Keiki Co., Ltd.	85,866	4,181,442
Sanwa Holdings Corp.	355,513	5,374,661
Sumco Corp.	365,225	5,463,464
T Hasegawa Co., Ltd.	123,031	2,701,177
TechnoPro Holdings, Inc.	86,838	2,279,612
Tosei Corp.	428,620	6,052,306
USS Co., Ltd.	385,550	7,740,381
		$108,254,521
Luxembourg — 0.3%
APERAM S.A.(1)	29,219	$1,062,818
		$1,062,818
Netherlands — 4.6%
BE Semiconductor Industries NV	24,308	$3,669,923
Euronext NV(2)	61,970	5,385,602
IMCD NV	41,521	7,231,444
NN Group NV(1)	59,837	2,364,809
		$18,651,778
New Zealand — 0.7%
Spark New Zealand, Ltd.	932,980	$3,054,372
		$3,054,372
Norway — 1.3%
Norsk Hydro ASA	130,732	$878,729

Calvert
International Opportunities Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Norway (continued)
SmartCraft ASA(3)	1,926,040	$ 4,293,730
		$ 5,172,459
Portugal — 0.5%
NOS SGPS S.A.	572,255	$ 2,022,349
		$ 2,022,349
Singapore — 1.0%
Daiwa House Logistics Trust(1)	8,016,185	$ 3,976,963
		$ 3,976,963
Spain — 1.5%
Acciona S.A.	17,597	$2,591,057
Inmobiliaria Colonial Socimi S.A.(1)	468,696	3,391,695
		$5,982,752
Sweden — 8.6%
AddTech AB, Class B	283,289	$6,233,084
Autoliv, Inc.	44,946	4,952,600
Boliden AB	40,377	1,263,780
Cibus Nordic Real Estate AB publ(1)	400,658	5,316,317
Indutrade AB	220,395	5,744,055
Lagercrantz Group AB, Class B	399,393	5,359,614
Sdiptech AB, Class B(3)	228,836	6,137,720
		$35,007,170
Switzerland — 1.9%
Galenica AG(2)	35,928	$3,107,923
Straumann Holding AG	16,906	2,732,058
VZ Holding AG	17,925	2,094,451
		$7,934,432
United Kingdom — 20.9%
Allfunds Group PLC	321,691	$2,287,418
Ashtead Group PLC	79,515	5,526,860
Bellway PLC	69,345	2,265,038
Compass Group PLC	110,236	3,016,423
Cranswick PLC	116,635	5,650,020
Diploma PLC	130,075	5,940,748
DiscoverIE Group PLC	656,161	6,602,743
Games Workshop Group PLC	33,105	4,160,454
Grainger PLC	739,153	2,491,765
Greggs PLC	121,830	4,038,593
Halma PLC	177,144	5,150,619
InterContinental Hotels Group PLC	54,790	4,940,735
JTC PLC(2)	601,060	6,244,957
Judges Scientific PLC	48,337	5,621,461
Nomad Foods, Ltd.(3)	100,899	1,710,238
Shaftesbury Capital PLC	1,548,097	2,724,878
SSP Group PLC(3)	983,450	2,941,274
Volution Group PLC	856,150	4,724,709
Wise PLC, Class A(3)	492,370	5,475,883
Security	Shares	Value
United Kingdom (continued)
Zegona Communications PLC(3)	1,399,159	$ 3,299,849
		$ 84,814,665
Total Common Stocks (identified cost $334,110,981)		$383,934,003

Exchange-Traded Funds — 2.8%

Security	Shares	Value
Equity Funds — 2.8%
iShares MSCI Hong Kong ETF(1)	389,711	$ 6,769,280
iShares MSCI Singapore ETF(1)	247,266	4,623,874
Total Exchange-Traded Funds (identified cost $13,788,983)		$ 11,393,154

Short-Term Investments — 5.1%

Affiliated Fund — 2.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.27%(4)	10,453,089	$ 10,453,089
Total Affiliated Fund (identified cost $10,453,089)		$ 10,453,089
Securities Lending Collateral — 2.5%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(5)	10,395,272	$ 10,395,272
Total Securities Lending Collateral (identified cost $10,395,272)		$ 10,395,272
Total Short-Term Investments (identified cost $20,848,361)		$ 20,848,361

Total Investments — 102.4% (identified cost $368,748,325)	$416,175,518
Other Assets, Less Liabilities — (2.4)%	$ (9,736,031)
Net Assets — 100.0%	$406,439,487

Calvert
International Opportunities Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at December 31, 2023. The aggregate market value of securities on loan at December 31, 2023 was $15,718,293 and the total market value of the collateral received by the Fund was $16,343,461, comprised of cash of $10,395,272 and U.S. government and/or agencies securities of $5,948,189.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2023, the aggregate value of these securities is $23,846,404 or 5.9% of the Fund's net assets.
(3)	Non-income producing security.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2023.
(5)	Represents investment of cash collateral received in connection with securities lending.
At December 31, 2023, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Industrials	22.9%
Financials	14.3
Information Technology	12.5
Consumer Discretionary	11.1
Real Estate	10.3
Health Care	7.4
Consumer Staples	6.1
Communication Services	5.4
Materials	3.4
Exchange-Traded Funds	2.8
Utilities	1.1
Total	97.3%

Abbreviations:
PFC Shares	– Preference Shares

Calvert
International Opportunities Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at December 31, 2023.
Affiliated Investments
At December 31, 2023, the value of the Fund's investment in Calvert Impact Capital, Inc., and in funds that may be deemed to be affiliated was $10,453,089, which represents 2.6% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	$552,322	$ —	$ (560,000)	$ —	$7,678	$ —	$ 1,727	$ —
Short-Term Investments
Liquidity Fund, Institutional Class(2)	676,424	39,254,020	(29,477,355)	—	—	10,453,089	50,258	10,453,089
Total				$ —	$7,678	$10,453,089	$51,985

(1)	Restricted security.
(2)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$ —	$34,375,946	$ —	$34,375,946
Austria	—	3,229,988	—	3,229,988
Belgium	—	12,465,690	—	12,465,690
Canada	11,888,721	—	—	11,888,721
China	—	1,364,881	—	1,364,881
France	—	5,957,777	—	5,957,777
Germany	—	10,857,717	—	10,857,717
Ireland	—	2,378,561	—	2,378,561
Italy	—	25,480,443	—	25,480,443
Japan	—	108,254,521	—	108,254,521
Luxembourg	—	1,062,818	—	1,062,818
Netherlands	—	18,651,778	—	18,651,778
New Zealand	—	3,054,372	—	3,054,372
Norway	—	5,172,459	—	5,172,459
Portugal	—	2,022,349	—	2,022,349
Singapore	—	3,976,963	—	3,976,963
Spain	—	5,982,752	—	5,982,752

Calvert
International Opportunities Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Sweden	$4,952,600	$30,054,570	$ —	$35,007,170
Switzerland	—	7,934,432	—	7,934,432
United Kingdom	1,710,238	83,104,427	—	84,814,665
Total Common Stocks	$18,551,559	$365,382,444(1)	$ —	$383,934,003
Exchange-Traded Funds	$11,393,154	$ —	$ —	$11,393,154
Short-Term Investments:
Affiliated Fund	10,453,089	—	—	10,453,089
Securities Lending Collateral	10,395,272	—	—	10,395,272
Total Investments	$50,793,074	$365,382,444	$ —	$416,175,518

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.